Note 12 - Summary of Other Operating Expense (Income), Net (Details) - USD ($) $ in Millions				4 Months Ended	8 Months Ended	12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Expense (income) :
Goodwill and intangible asset impairments		$ 0	$ 0			$ 8
Successor [Member]
Expense (income) :
Goodwill and intangible asset impairments	[1],[2],[3],[4],[5]			$ 8		8	$ 9
Gains related to the sales of assets and businesses				(6)		(6)	(3)
Gain recognized on assets acquired for no monetary consideration	[6]					(3)
Other						3	3
Total				$ 2		$ 2	$ 9
Predecessor [Member]
Expense (income) :
Gain on sale of digital imaging patent portfolio	[7]				$ (535)
Goodwill and intangible asset impairments	[1],[2],[3],[4],[5]				77
Gains related to the sales of assets and businesses					(34)
Other					(3)
Total					$ (495)

[1]	In the first quarter of 2013, Kodak recorded a goodwill impairment charge of $77 million related to the Intellectual Property and Consumer Products reporting unit.
[2]	In the first quarter of 2015, Kodak recorded a goodwill impairment charge of $6 million related to the Micro 3D Printing reporting unit. Refer to Note 5, “Goodwill and Other Intangible Assets.”
[3]	In the fourth quarter of 2013, Kodak recorded an impairment charge of $8 million related to the Kodak trade name. Refer to Note 5, “Goodwill and Other Intangible Assets.”
[4]	In the fourth quarter of 2014, Kodak recorded an impairment charge of $9 million related to an in-process research and development intangible asset established as part of fresh start accounting.
[5]	In the fourth quarter of 2015, Kodak recorded a goodwill impairment charge of $2 million related to the Intellectual Property Solutions reporting unit. Refer to Note 5, “Goodwill and Other Intangible Assets.”
[6]	Refer to Note 23, “Segment Information”, footnote 5 to the table entitled “Segment Operational EBITDA from Consolidated Loss from Continuing Operations Before Income Taxes.”
[7]	Refer to Note 24, “Emergence from Voluntary Reorganization under Chapter 11 Proceedings.”